Consolidated Statements of Changes in Shareholders' Deficit - USD ($) shares in Millions	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance (in shares) at Dec. 31, 2015		3.5	107.6
Balance at Dec. 31, 2015		$ 35,000	$ 1,076,000	$ 2,133,891,000	$ (6,706,128,000)	$ (78,439,000)	$ (4,649,565,000)	$ 29,212,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 990,197,000				990,197,000		990,197,000	3,915,000
Dividends paid to noncontrolling interests								(8,980,000)
Share-based compensation (in shares)			0.8
Share-based compensation			$ 8,000	23,081,000			23,089,000
Preferred shares conversion (in shares)		(3.5)	(9.6)
Preferred shares conversion		$ (35,000)	$ 96,000	(61,000)
Postretirement/pension liability adjustment, net of tax						2,041,000	2,041,000
Benefit plan amendment, net of tax of $0.7 million	0
Other comprehensive income (loss), net of tax						93,000	93,000
Balance (in shares) at Dec. 31, 2016		0.0	118.0
Balance at Dec. 31, 2016		$ 0	$ 1,180,000	2,156,911,000	(5,715,931,000)	(76,305,000)	(3,634,145,000)	24,147,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(178,728,000)				(178,728,000)		(178,728,000)	3,914,000
Dividends paid to noncontrolling interests	(8,755,000)							(8,755,000)
Share-based compensation (in shares)			1.6
Share-based compensation	16,472,000		$ 16,000	16,456,000			16,472,000
Postretirement/pension liability adjustment, net of tax						(11,801,000)	(11,801,000)
Benefit plan amendment, net of tax of $0.7 million	0
Other comprehensive income (loss), net of tax	332,000					332,000	332,000
Balance (in shares) at Dec. 31, 2017			119.6
Balance at Dec. 31, 2017	(3,807,870,000)		$ 1,196,000	2,173,367,000	(5,894,659,000)	(87,774,000)	(3,807,870,000)	19,306,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(599,605,000)				(599,605,000)		(599,605,000)	3,915,000
Dividends paid to noncontrolling interests	(8,825,000)							(8,825,000)
Share-based compensation (in shares)			2.9
Share-based compensation	10,035,000		$ 29,000	10,006,000			10,035,000
Equity offering and 2025 Convertible Notes offering (in shares)			15.5
Equity offering and 2025 Convertible Notes offering	368,253,000		$ 155,000	368,098,000			368,253,000
Postretirement/pension liability adjustment, net of tax						6,185,000	6,185,000
Benefit plan amendment, net of tax of $0.7 million	38,510,000					38,510,000	38,510,000
Other comprehensive income (loss), net of tax	(351,000)					(351,000)	(351,000)
Balance (in shares) at Dec. 31, 2018			138.0
Balance at Dec. 31, 2018	$ (4,097,005,000)		$ 1,380,000	$ 2,551,471,000	$ (6,606,426,000)	$ (43,430,000)	$ (4,097,005,000)	$ 14,396,000